Short-Term Investments and Short-Term Investments, Related Party (Details 1) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Debt Disclosure [Abstract]
Due in one year or less	$ 8,966,690	$ 9,461,918
Due after one year through five years
Due after five years through ten years
Due after ten years
Total	$ 8,966,690	$ 9,461,918